Offerings - Offering: 1	Jan. 21, 2026 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

(2)

Representing 11,500,000 units, consisting of 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, with each unit consisting of one ordinary share and one right to acquire one-sixth of one ordinary share.

(3)

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

(4)	No fee pursuant to Rule 457(g).